VVIF Diversified Value Portfolio

Schedule of Investments (unaudited)
As of March 31, 2020

The portfolio files its complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s
Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (91.8%)
Communication Services (8.3%)
* Alphabet Inc. Class A	24,586	28,568
Walt Disney Co.	59,668	5,764
* Electronic Arts Inc.	46,971	4,705
Vodafone Group plc ADR	315,749	4,348
Comcast Corp. Class A	112,838	3,879
* Discovery Inc. Class C	177,279	3,109
News Corp. Class A	331,144	2,972
Interpublic Group of Cos. Inc.	86,012	1,392
Omnicom Group Inc.	22,891	1,257
ViacomCBS Inc. Class B	76,923	1,078
		57,072
Consumer Discretionary (9.0%)
McDonald's Corp.	77,252	12,774
Lowe's Cos. Inc.	119,310	10,267
Dollar General Corp.	51,675	7,803
Ross Stores Inc.	77,745	6,761
General Motors Co.	296,083	6,153
Home Depot Inc.	25,605	4,781
Magna International Inc.	127,775	4,079
Starbucks Corp.	54,385	3,575
Aptiv plc	40,575	1,998
Harley-Davidson Inc.	81,417	1,541
Goodyear Tire & Rubber Co.	160,508	934
* O'Reilly Automotive Inc.	1,526	459
* Adient plc	45,837	416
		61,541
Consumer Staples (6.9%)
Procter & Gamble Co.	126,990	13,969
Coca-Cola Co.	315,267	13,951
Mondelez International Inc. Class A	193,096	9,670
Kimberly-Clark Corp.	40,193	5,140
Unilever plc ADR	83,693	4,232
		46,962
Energy (4.0%)
ConocoPhillips	217,059	6,685
Royal Dutch Shell plc ADR	121,936	4,254
Hess Corp.	116,512	3,880
National Oilwell Varco Inc.	319,115	3,137
EOG Resources Inc.	51,824	1,862
Marathon Petroleum Corp.	68,543	1,619
Halliburton Co.	233,779	1,601
Marathon Oil Corp.	425,587	1,400
Schlumberger Ltd.	81,300	1,097

Apache Corp.	227,253	950
^ Murphy Oil Corp.	125,640	770
Kosmos Energy Ltd.	218,705	196
		27,451
Financials (16.0%)
Bank of America Corp.	866,781	18,402
Intercontinental Exchange Inc.	198,710	16,046
Wells Fargo & Co.	398,133	11,426
American International Group Inc.	385,402	9,346
Aon plc	42,022	6,935
Goldman Sachs Group Inc.	42,190	6,522
Citigroup Inc.	152,953	6,442
PNC Financial Services Group Inc.	43,823	4,195
Travelers Cos. Inc.	40,082	3,982
Citizens Financial Group Inc.	195,061	3,669
Commerce Bancshares Inc.	68,987	3,474
Capital One Financial Corp.	53,372	2,691
Equitable Holdings Inc.	184,164	2,661
JPMorgan Chase & Co.	28,184	2,537
Discover Financial Services	70,177	2,503
Bank of New York Mellon Corp.	73,534	2,477
Morgan Stanley	66,257	2,253
State Street Corp.	23,210	1,236
Fifth Third Bancorp	63,123	937
American Express Co.	7,519	644
CIT Group Inc.	35,852	619
Hartford Financial Services Group Inc.	15,400	543
		109,540
Health Care (14.8%)
Medtronic plc	207,884	18,747
Johnson & Johnson	134,527	17,641
Pfizer Inc.	274,534	8,961
Anthem Inc.	37,687	8,556
Danaher Corp.	54,227	7,506
Humana Inc.	18,270	5,737
Thermo Fisher Scientific Inc.	19,913	5,647
Zoetis Inc.	39,742	4,677
GlaxoSmithKline plc ADR	114,016	4,320
UnitedHealth Group Inc.	16,500	4,115
* Laboratory Corp. of America Holdings	26,125	3,302
* IQVIA Holdings Inc.	28,280	3,050
Zimmer Biomet Holdings Inc.	28,011	2,831
Sanofi ADR	52,964	2,316
* Biogen Inc.	6,988	2,211
* Centene Corp.	31,960	1,899
		101,516
Industrials (8.5%)
Honeywell International Inc.	98,592	13,191
General Electric Co.	1,482,622	11,772
Cummins Inc.	48,851	6,610
Norfolk Southern Corp.	43,101	6,293
Caterpillar Inc.	39,686	4,605
Raytheon Co.	29,522	3,872
CNH Industrial NV	638,634	3,583
FedEx Corp.	29,473	3,574
Boeing Co.	10,800	1,611

PACCAR Inc.		23,620	1,444
3M Co.		5,460	745
Fluor Corp.		85,250	589
* Embraer SA ADR		66,511	492
			58,381
Information Technology (20.5%)
Microsoft Corp.		272,657	43,001
Apple Inc.		70,914	18,033
Visa Inc. Class A		69,653	11,222
Oracle Corp.		186,664	9,021
Analog Devices Inc.		97,408	8,733
Cisco Systems Inc.		216,336	8,504
Texas Instruments Inc.		78,756	7,870
Corning Inc.		246,030	5,053
Hewlett Packard Enterprise Co.		503,607	4,890
Accenture plc Class A		24,077	3,931
* Telefonaktiebolaget LM Ericsson ADR		402,915	3,260
TE Connectivity Ltd.		47,760	3,008
Motorola Solutions Inc.		22,371	2,974
* salesforce.com Inc.		18,630	2,682
Fidelity National Information Services Inc.		20,965	2,550
* Palo Alto Networks Inc.		14,920	2,446
Applied Materials Inc.		27,030	1,239
* PTC Inc.		13,600	832
* Teradata Corp.		35,913	736
			139,985
Materials (1.2%)
International Paper Co.		113,697	3,540
Avery Dennison Corp.		25,590	2,607
Vulcan Materials Co.		19,833	2,143
			8,290
Real Estate (1.4%)
Prologis Inc.		118,558	9,528

Utilities (1.2%)
PPL Corp.		212,655	5,249
Southern Co.		50,023	2,708
			7,957
Total Common Stocks (Cost $813,878)			628,223
	Coupon
Temporary Cash Investment (6.5%)
Money Market Fund (6.5%)
1 Vanguard Market Liquidity Fund (Cost
$44,421)	0.943%	444,142	44,361

Total Investments (98.3%) (Cost $858,299)			672,584
Other Asset and Liabilities-Net (1.7%)2,3			11,519
Net Assets (100%)			684,103
Cost rounded to $000.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $705,000.
ADR—American Depositary Receipt.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

2 Collateral of $690,000 was received for securities on loan.
3 Cash of $2,090,000 has been segregated as initial margin for open futures co ntracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)

		Number of		Value and
		(Long		Unrealized
		Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	243	31,222	319

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

At March 31, 2020, 100% of the market value of the portfolio's investments and derivatives was determined based on Level 1 inputs.